RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE J – RELATED PARTY TRANSACTIONS

The Company has an account payable balance owed to Richardson & Associates in the amount of $172,014 as of September 30, 2021, and $107,084 as of December 31, 2020 for legal services rendered. The Company incurred expense of $106,870 and $47,285 with Richardson & Associates as of the nine months ended September 30, 2021 and 2020. Mark Richardson is the owner of Richardson & Associates and he was appointed as a director of Wytec International, Inc. in September 2019.